Financial liabilities on funding arrangements - Narrative (Details) - GBP (£) £ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Disclosure of financial liabilities [line items]
Estimated financial liabilities on funding arrangements	£ 0	£ 3,090	£ 5,919
Bottom of range
Disclosure of financial liabilities [line items]
Discount factors	16.00%
Top of range
Disclosure of financial liabilities [line items]
Discount factors	18.00%